Supplementary Balance Sheet Information - Summary of Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Deferred revenue		$ 367	$ 1,100
Other		24	24
Total liabilities	$ 25	$ 391	$ 1,124